S000000549 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	143 Months Ended	346 Months Ended	400 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond New Mexico Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.00%	1.17%	2.12%
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.26%	1.06%	2.44%
Lipper Other States Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	3.47%	0.28%	1.61%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.90%	(0.24%)	1.32%
Performance Inception Date					Feb. 10, 2014
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(0.65%)	(0.29%)	1.53%
Performance Inception Date							Sep. 16, 1992
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.65%)	(0.29%)	1.53%
Performance Inception Date							Sep. 16, 1992
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.84%	0.38%	1.80%
Performance Inception Date							Sep. 16, 1992
Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.93%	0.75%	2.16%
Performance Inception Date						Feb. 24, 1997

[1]	An index designed to measure the performance of the tax-exempt New Mexico municipal bond market.
[2]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification.